CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Cash flows from operating activities:
Net loss	$ (1,085,544)	$ (2,967,498)	$ (9,574,434)	$ (11,474,770)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	158,993	174,721	686,820	825,780
Stock-based compensation	63,800	88,435	267,638	283,481
Issuance of common stock and warrants for services	38,445	9,196	610,659	1,035,462
Accretion of discount on debt	27,618	46,587
Debt conversion inducement cost	0	60,419	60,419	0
Capitalized interest on debt modification	0	0
Issuance of common stock with convertible debt	27,174	0	463,827	192,421
Issuance of preferred and common stock for accrued interest			394,174	70,976
Accretion of discount on short-term convertible debenture			500,000	0
Loss on disposal of assets	182	874	42,506	19,144
Gain on subsidiary sale			0	(1,245,712)
Gain on sale of investment	(637,100)	0	(910,000)	0
Bad debt expense	0	119,230	119,230	3,000
Change in fair value of derivatives	7,468	599,168	1,631,586	1,289,985
Net changes in assets and liabilities:
Trade accounts receivable	(122,639)	23,190	78,091	(60,050)
Prepaid expenses	55,111	(1,011)	(44,209)	235,877
Other receivables	0	(73,078)	0	(198,081)
Inventory	44,648	77,405	146,550	304,033
Other noncurrent assets			(93,013)	0
Trade accounts payable	(59,862)	241,031	148,619	810,598
Other payables and accrued expenses	185,201	164,143	(127,513)	575,043
Net cash used in operating activities	(1,296,505)	(1,437,188)	(5,599,050)	(7,332,813)
Cash flows from investing activities:
Purchase of and deposits on equipment	0	(16,168)	(119,254)	(413,806)
Proceeds from sale of equipment	25	8,755	243,606	6,000
Proceeds from subsidiary sale - Option Fee			0	586,638
Proceeds from sale of investment	637,100	0	910,000	0
Cash divested from subsidiary sale			0	(63,185)
Net cash provided by (used in) investing activities	637,125	(7,413)	1,034,352	115,647
Cash flows from financing activities:
Net advances on bank line of credit			0	275,000
Proceeds from sale of preferred stock, net	0	571,323	575,042	3,713,872
Proceeds from sale of common stock, net			1,112,304	13,750
Proceeds from short-term debt	500,000	0	2,000,000	536,000
Issuance costs for short-term debt	(60,000)	0	(309,345)	0
Bank overdraft	264,661	0
Proceeds from shareholder debt	109,500	678,000	1,602,500	3,595,000
Repayment of shareholder debt	(57,500)	(63,700)	(115,000)	(1,149,694)
Repayment of short and long-term debt	(7,783)	0	(617,659)	(270,657)
Repayment of long-term leases	(95,996)	0
Capitalized interest on debt modification	0	16,823
Repayment of Obligation related to the Letter of Credit			0	(238,695)
Net cash provided by financing activities	652,882	1,202,446	4,247,842	6,474,576
Effect of exchange rate changes on cash	48	(392)	429	(20,863)
Net decrease in cash	(6,450)	(242,547)	(316,427)	(763,453)
Cash, beginning of period	6,450	322,877	322,877	1,086,330
Cash, end of period	0	80,330	6,450	322,877
Supplemental disclosure of cash flow information:
Cash paid during the period for interest	47,459	41,160	352,140	319,947
Supplemental disclosure of non-cash investing and financing activities:
Financed equipment	18,344	85,974	516,832	501,917
Debt converted to preferred stock	0	550,261
Accrued interest converted to common stock	41,393	156,056	2,953,420	2,146,976
Dividends paid in preferred stock			156,056	0
Stock warrants issued to placement agent			175,694	0
Common stock shares issuable			$ 0	$ 1,771,362
Issuance costs for short-term debt	5,000	0
Fair value of warrant committed to placement agent	$ 2,456	$ 170,418